Shareholders' Equity And Other Comprehensive Income (Summary Of Tax Effects Of Each Component Of Other Comprehensive Income) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Comprehensive Income Loss [Line Items]
Unrealized holding gains (losses) arising during the period, Before-Tax Amount	$ 2,174	$ 36,328	$ (2,103)
Other-than-temporary impairment realized in net income, Before-Tax Amount		(509)	(517)
Less: reclassification adjustment for (gains) included in net income, Before-Tax Amount	(3,739)	(3,422)	(5,172)
Net unrealized gains (losses), Before-Tax Amount	(1,565)	32,397	(7,792)
Change in fair value of derivative instruments designated as cash flow hedges during the period, Before-Tax Amount	(22)	(19,078)	(5,751)
Less: reclassification adjustment for losses (gains) included in net income, Before-Tax Amount	1,618	1,723	1,643
Fair value of derivative instruments designated as cash flow hedges, Before-Tax Amount	1,596	(17,355)	(4,108)
Total other comprehensive income, Before-Tax Amount	31	15,042	(11,900)
Unrealized holding gains (losses) arising during the period, Tax (Expense) Benefit	(761)	(12,714)	736
Other-than-temporary impairment realized in net income, Net-of-Tax Amount		178	180
Less: reclassification adjustment for (gains) included in net income, Tax (Expense) Benefit	1,308	1,198	1,810
Net unrealized gains (losses), Tax (Expense) Benefit	547	(11,339)	2,726
Change in fair value of derivative instruments designated as cash flow hedges during the period, Tax (Expense) Benefit	8	6,677	2,013
Less: reclassification adjustment for losses (gains) included in net income, Tax (Expense) Benefit	(566)	(603)	(575)
Fair value of derivative instruments designated as cash flow hedges, Tax (Expense) Benefit	(558)	6,074	1,438
Total other comprehensive income, Tax (Expense) Benefit	(11)	(5,265)	4,164
Unrealized holding gains (losses) arising during the period, Net-of-Tax Amount	1,413	23,613	(1,367)
Other-than-temporary impairment realized in net income, Net-of-Tax Amount		(331)	(337)
Less: reclassification adjustment for (gains) included in net income, Net-of-Tax Amount	(2,431)	(2,224)	(3,362)
Net unrealized gains (losses), Net-of-Tax Amount	(1,018)	21,058	(5,066)
Change in fair value of derivative instruments designated as cash flow hedges during the period, Net-of-Tax Amount	(14)	(12,401)	(3,738)
Less: reclassification adjustment for losses (gains) included in net income, Net-of-Tax Amount	1,052	1,120	1,068
Fair value of derivative instruments designated as cash flow hedges, Net-of-Tax Amount	1,038	(11,281)	(2,670)
Other comprehensive income (loss), net of tax	$ 20	$ 9,777	$ (7,736)